Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000236195
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Hedge ETF
Class Name	Global X Interest Rate Hedge ETF
Trading Symbol	RATE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Interest Rate Hedge ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rate. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rate
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Hedge ETF	$43	0.45%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide a hedge against sharp increases in long-term U.S. interest rates and is expected to benefit during periods of market stress when interest rate volatility is elevated. The Fund seeks to achieve its investment objective primarily by investing in (1) long put options position(s) on ETFs that primarily invest in U.S. Treasuries and/or long put options position(s) on U.S. Treasury futures, and/or (2) long interest rate payer swap options (“swaptions”). The Fund will also invest in long positions in U.S. Treasury bills for cash management purposes. The Fund invests in U.S. Treasury bills directly or through other ETFs.

The Fund uses ICE U.S. Treasury 20+ Year Bond Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to track the performance of the U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund decreased 8.28%, while the Secondary Index increased 6.82%. The Fund had a net asset value of $27.28 per share on November 30, 2023 and ended the reporting period with a net asset value of $18.85 per share on November 30, 2024.

During the reporting period, the Fund recorded negative absolute performance driven by its holding of U.S. dollar denominated payer swaptions. These swaptions decreased in value in conjunction with falling long-term U.S. interest rates. Specifically, the yield on the 10-year treasury was roughly flat, while the Secondary Index delivered a total return of 6.82%. The Fund benefited from its holding of short-term treasury securities, which generated a positive yield. However, the negative performance of the payer swaptions offset this benefit resulting in an overall negative performance of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Interest Rate Hedge ETF - $11885	Bloomberg U.S. Aggregate Bond Index (USD)* - $10437	ICE U.S. Treasury 20+ Year Bond Index (TR) (USD) - $8742
Jul/22	$10000	$10000	$10000
Nov/22	$11904	$9651	$8872
Nov/23	$12958	$9765	$8184
Nov/24	$11885	$10437	$8742

Average Annual Return [Table Text Block]

Since its inception on July 5, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rate for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the Bloomberg U.S. Aggregate Bond Index (USD) as its new broad-based securities market benchmark to reflect that the Bloomberg U.S. Aggregate Bond Index (USD) is more broadly representative of the overall applicable securities market.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,884,966
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 8,926
InvestmentCompanyPortfolioTurnover	12.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,884,966	3	$8,926	12.92%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Purchased Swaption	8.1%
Exchange Traded Funds	90.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	90.6%
10-Year SOFR Interest Rate Swap 02/20/25 3.600% UBS	8.1%
10-Year SOFR Interest Rate Swap 02/04/24 4.150% Barclays	0.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rate
C000236197
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Class Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Trading Symbol	IRVH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/irvh/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$44	0.45%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively-managed exchange-traded fund ("ETF") that seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long yield curve spread options, which are tied to the shape of the U.S. interest rate curve. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when U.S. interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., when the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens).

The Fund uses Bloomberg U.S. Treasury Inflation-Linked Bond Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the U.S. TIPS market.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 2.37%, while the Secondary Index increased 6.26%. The Fund had a net asset value of $21.44 per share on November 30, 2023 and ended the reporting period with a net asset value of $20.29 per share on November 30, 2024.

During the reporting period, the Fund recorded negative absolute performance. Its options positions, as well as its exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from returns as inflation expectations moderated and yield rose. Flattening of the yield curve, softer levels of interest rate volatility, relative to 2023, and the spread between the 10-year and 2-year treasury instruments remaining inverted for the majority of the period led to negative returns for the Fund, as well.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Interest Rate Volatility & Inflation Hedge ETF - $8857	Bloomberg U.S. Aggregate Bond Index (USD)* - $10437	Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD) - $10272
Jul/22	$10000	$10000	$10000
Nov/22	$9307	$9651	$9653
Nov/23	$9072	$9765	$9667
Nov/24	$8857	$10437	$10272

Average Annual Return [Table Text Block]

Since its inception on July 5, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/irvh/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the Bloomberg U.S. Aggregate Bond Index (USD) as its new broad-based securities market benchmark to reflect that the Bloomberg U.S. Aggregate Bond Index (USD) is more broadly representative of the overall applicable securities market.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,232,219
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 11,684
InvestmentCompanyPortfolioTurnover	9.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,232,219	46	$11,684	9.60%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	4.2%
U.S. Treasury Obligations	94.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.38%, 7/15/2033	5.4%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/2034	5.0%
U.S. Treasury Inflation Indexed Bonds, 0.25%, 7/15/2029	4.9%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 1/15/2033	4.9%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/2027	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/2029	4.7%
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/2029	4.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 10/15/2028	4.0%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/2031	3.8%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 4/15/2029	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/irvh/